United
                    Municipal
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 2000

This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 2000


Dear Shareholder:


We are delighted to share with you this report on your Fund's operations for the six months ended March 31, 2000.

This six-month period provided some remarkable gains, especially in many of the so-called "new economy" stocks. The exceptional performance of these stocks was evident in the Nasdaq Composite Index, which is made up primarily of technology-oriented companies; and in the Russell 2000, which includes many small-cap growth companies. The Nasdaq Composite recorded a remarkable gain of 67 percent over the six months ended March 31, 2000. The Russell 2000 rose a very strong 27 percent over the period.

The performance of the two other major indices -- the Dow Jones Industrial Average and the Standard & Poor's 500 -- did not match the Nasdaq or Russell, reflecting a growing investor sentiment that the "old economy" companies that they include could not provide the growth opportunity of their "new economy" counterparts. Still, their performance, by historical standards, was very strong. The S&P 500, the index most often used to track the performance of the largest U.S. stocks, rose 18 percent for the six months ended March 31. The Dow Jones Industrial Average, which includes 30 of the nation's largest companies, rose 6 percent.

The across-the-board strength of the equity market and, especially, the enormous gains in the Nasdaq over this period, left many investors wondering if this upward trend was sustainable. The answer came just after the period's end, as a sharp sell-off erased all of the market's gains of the first three months of 2000. The sell-off was most pronounced, by far, in the Nasdaq Composite. Nonetheless, at May 1, 2000, the Nasdaq remained up 41 percent from its September 30, 1999 level.

For the six months ended March 31, bonds remained depressed, the result of several forces weighing on all fixed-income markets. The Federal Reserve began raising short-term interest rates at the end of June 1999, and has now raised interest rates five times. Tax-loss selling and investor preference for equities over fixed-income securities placed additional pressure on bonds.

Looking ahead, the market is still trying to find direction. Currently, economic news suggests that the economy remains sufficiently strong to perhaps prompt additional interest rate hikes by the Federal Reserve. Other factors that may affect the market during the coming year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, is your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   To seek a high level of
medium and lower rated                  income which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including Federal
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in tax-exempt
                                        municipal bonds rated in the lower tier
                                        of investment grade (BBB by Standard &
                                        Poor's and Baa by Moody's Investors
                                        Service, Inc.) or lower, including bonds rated below investment grade, junk bonds and lower-quality unrated bonds.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY - Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 2000
---------------------------------------
DIVIDENDS PAID                 $0.15
                               =====

CAPITAL GAINS DISTRIBUTION    $0.004
                              ======

NET ASSET VALUE ON
   3/31/00                    $ 4.94
   9/30/99                      5.19
                              ------
CHANGE PER SHARE              $(0.25)
                              ======


Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With       Without
Period                                 Sales Load* Sales Load**
------                                 ----------- ------------
 1-year period ended 3-31-00              -8.75%      -4.70%
 5-year period ended 3-31-00               5.15%      6.06 %
10-year period ended 3-31-00               7.01%      7.48 %

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 2000, United Municipal High Income Fund, Inc. had net assets totaling $438,021,127 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 2000, your Fund owned:

 $24.61  Life Care/Nursing Center Revenue Bonds
  18.19  Other Municipal Bonds
  13.98  Industrial Development Revenue Bonds
   9.87  Cash and Cash Equivalents
   7.94  Hospital Revenue Bonds
   7.82  Housing Revenue Bonds
   4.39  Resource Recovery Bonds
   4.25  Water and Sewer Revenue Bonds
   3.76  Airport Revenue Bonds
   3.66  Transportation Revenue Bonds
   1.53  City General Obligation Bonds


                    2000 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 43,850  $      0- 26,250          15%  5.88  7.06  8.24  9.41

$ 43,851-105,950  $ 26,251- 63,550          28%  6.94  8.33  9.72 11.11

$105,951-161,450  $ 63,551-132,600          31%  7.25  8.70 10.14 11.59

$161,451-288,350  $132,601-288,350          36%  7.81  9.38 10.94 12.50

$288,351 and above$288,351 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS
ALABAMA - 0.23%
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds, Series
   1992 (Guntersville-Arab Medical Center),
   7.0%, 10-1-13 .........................   $ 1,000 $  1,013,750

ALASKA - 0.46%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-16 ........................     2,000    2,020,000

ARIZONA - 1.63%
 The Industrial Development Authority of the
   County of Gila, Arizona, Environmental Revenue
   Refunding Bonds (ASARCO Incorporated Project),
   Series 1998,
   5.55%, 1-1-27 .........................     4,750    3,740,625
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-10 ..........................     6,145    3,402,794
   Total .................................              7,143,419

CALIFORNIA - 2.15%
 California Statewide Communities Development
   Authority, Hospital Refunding Revenue Certificates
   of Participation, Series 1993, Cedars-Sinai
   Medical Center, Inverse Floating Rate
   Security (INFLOS),
   7.049%, 11-1-15 (A) ...................     4,000    3,680,000
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-26 .........................     2,000    1,635,000
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-17 .......................     1,500    1,565,625
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-16 .........................     1,500    1,513,125
 Kings County Waste Management Authority, Solid
   Waste Revenue Bonds, Series 1994 (California),
   7.2%, 10-1-14 .........................       940    1,023,425
   Total .................................              9,417,175


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
COLORADO - 3.04%
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-17 .......................   $ 3,070 $  2,858,937
   Series 1997,
   7.125%, 12-1-16 .......................     2,000    1,967,500
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-24 .........................     2,390    2,443,775
   7.875%, 3-1-19 ........................       815      824,169
 Colorado Health Facilities Authority,
   Revenue Bonds (Steamboat Springs
   Health Care Association Project),
   Series 1999,
   5.7%, 9-15-23 .........................     3,000    2,388,750
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-15 .........................     1,095    1,118,269
 Eaglebend Affordable Housing Corporation,
   Multifamily Housing Project Revenue
   Refunding Bonds, Series 1997A,
   6.45%, 7-1-21 .........................     1,000      968,750
 Deer Creek Metropolitan District, Jefferson
   County, Colorado, General Obligation Bonds,
   Series 2000,
   7.625%, 12-1-19 .......................       750      756,563
   Total .................................             13,326,713

CONNECTICUT - 2.07%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................     5,250    4,652,812
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-28 .........................     2,500    2,243,750
 State of Connecticut Health and
   Education Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series A (Fixed Rate),
   6.875%, 7-1-27 ........................     2,300    2,173,500
   Total .................................              9,070,062

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.21%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-13 ..........................   $ 3,000 $  3,176,250
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-13 ........................     2,000    2,125,000
   Total .................................              5,301,250

FLORIDA - 4.99%
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-21 .........................     4,000    4,195,000
   Series 1995C,
   7.5%, 5-1-21 ..........................       500      516,875
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-13 ........................     4,850    4,704,500
 St. Johns County Industrial Development
   Authority (Florida), Health Care Revenue
   Bonds, Tax Exempt Series 1997A
   (Bayview Project),
   7.1%, 10-1-26 .........................     4,000    3,920,000
 Escambia County Health Facilities Authority,
   Health Facilities Revenue Bonds (Azalea
   Trace, Inc.), Series 1997,
   6.0%, 1-1-15 ..........................     3,000    2,805,000
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-25 ..........................     3,000    2,557,500
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-22 ..........................     1,900    1,919,000
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-16 ........................     1,210    1,237,540
   Total .................................             21,855,415

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
GEORGIA - 1.70%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-16 ........................  $  5,000 $  4,650,000
 Savannah Economic Development Authority,
   First Mortgage Revenue Bonds (Senior Care
   Group, Inc. - Shadowmoss Project),
   Series 1999A,
   6.75%, 7-1-29 .........................     3,185    2,790,856
   Total .................................              7,440,856

HAWAII - 0.58%
 Department of Transportation of the State
   of Hawaii, Special Facility Revenue Bonds
   (Continental Airlines, Inc.), Series 1997,
   5.625%, 11-15-27 ......................     3,000    2,557,500

ILLINOIS - 3.16%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds, Series
   1995A (Fairview Obligated Group),
   7.125%, 8-15-17 .......................     3,525    3,525,000
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-24 .........................     1,750    1,400,000
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-20 ..........................     2,500    2,384,375
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-08 .........................     2,000    2,107,500
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-13 .......................     1,750    1,839,687


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Village of Carol Stream, DuPage County, Illinois,
   First Mortgage Revenue Refunding Bonds,
   Series 1997 (Windsor Park Manor Project),
   7.0%, 12-1-13 .........................   $ 1,500 $  1,453,125
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-12 ........................     1,085    1,135,181
   Total .................................             13,844,868

INDIANA - 1.63%
 Indiana Health Facility Financing Authority:
   Revenue Refunding Bonds, Series 1998
   (Greenwood Village South Project),
   5.625%, 5-15-28 .......................     4,100    3,192,875
   Hospital Revenue Bonds, Series 1992
   (Fayette Memorial Hospital Project),
   7.2%, 10-1-22 .........................     1,000      993,750
 City of Goshen, Indiana, Revenue Bonds,
   Series 1998 (Greencroft Obligated Group),
   5.75%, 8-15-28 ........................     2,000    1,545,000
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-08 ........................     1,335    1,413,431
   Total .................................              7,145,056

IOWA - 3.12%
 City of Creston, Iowa, Industrial Development
   Revenue Bonds, Series 1997A (CF Processing,
   L.C. Project),
   8.0%, 8-1-26 ..........................     5,000    4,931,250
 Iowa Finance Authority:
   Community Provider Revenue Bonds (Boys and
   Girls Home and Family Services, Inc. Project),
   Series 1998,
   6.25%, 12-1-28 ........................     4,000    3,555,000
   Community Rehabilitation Providers
   Revenue Bonds (Lutheran Children's Home
   Society - Bremwood Project), Series 1998,
   5.8%, 12-1-24 .........................     1,500    1,175,625
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-28 ........................     5,000    4,025,000
   Total .................................             13,686,875

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
KANSAS - 4.26%
 Kansas Development Finance Authority:
   Revenue Bonds (Village Shalom Obligated Group),
   Series 1998 AA,
   5.625%, 11-15-28 ......................   $ 5,000 $  3,862,500
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-11 ........................     2,790    2,884,162
   Multifamily Housing Revenue Bonds, Series 1998K
   (Pioneer Olde Town Apartments Project),
   6.5%, 10-1-30 .........................     3,200    2,840,000
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-28 .........................     4,000    3,530,000
 City of Olathe, Kansas, Senior Living Facility
   Revenue Bonds (Aberdeen Village, Inc.),
   Series 2000A,
   8.0%, 5-15-30 .........................     2,505    2,476,819
 City of Prairie Village, Kansas, Revenue Bonds,
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-23 ........................     1,000    1,075,000
   8.5%, 8-15-04 .........................       770      825,825
 City of Wichita, Kansas, Health Care Facilities
   Refunding and Improvement Revenue Bonds,
   Series I, 1999 (Larksfield Place),
   5.875%, 5-15-27 .......................       850      697,000
 Neosho County Community College, Neosho County,
   Kansas, Student Union and Dormitory System
   Refunding and Improvement Revenue Bonds,
   Series 1999,
   6.75%, 6-1-25 .........................       500      476,875
   Total .................................             18,668,181

KENTUCKY - 0.81%
 Kentucky Economic Development Finance Authority,
   Health Care Facilities Revenue Bonds, Series
   1998 (The Christian Church Homes of Kentucky,
   Inc. Obligated Group),
   5.5%, 11-15-30 ........................     3,350    2,525,062
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-24 ..........................     1,000    1,035,000
   Total .................................              3,560,062


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
LOUISIANA - 1.27%
 Louisiana Public Facilities Authority,
   Revenue Bonds (Progressive Healthcare
   Providers/Louisiana, Inc. Project), Series 1998:
   6.375%, 10-1-20 .......................   $ 2,000 $  1,797,500
   6.375%, 10-1-28 .......................     2,000    1,747,500
 Board of Commissioners of the Port of New Orleans,
   Industrial Development Revenue Refunding Bonds
   (Continental Grain Company Project), Series 1993,
   7.5%, 7-1-13 ..........................     2,000    1,995,000
   Total .................................              5,540,000

MAINE - 1.98%
 Maine Health and Higher Educational Facilities
   Authority, Revenue Bonds, Piper Shores
   Issue, Series 1999A:
   7.55%, 1-1-29 .........................     5,000    4,837,500
   7.5%, 1-1-19 ..........................     1,000      972,500
 Maine Veterans' Homes, Revenue Bonds, 1995 Series,
   7.75%, 10-1-20 ........................     2,810    2,859,175
   Total .................................              8,669,175

MARYLAND - 0.76%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-09 .......................     3,250    3,327,187

MASSACHUSETTS - 6.09%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-23 .......................     9,945   10,628,719
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-15 .........................     5,000    5,343,750
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project),
   Series 1998A Bonds,
   5.6%, 12-1-19 .........................     2,500    2,146,875
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-08 ..........................     1,215    1,231,706
 Massachusetts Municipal Wholesale Electric
   Company, Power Supply System Revenue Bonds,
   1993 Series A, Inverse Floating Rate
   Security (INFLOS),
   6.245%, 7-1-18 (A) ....................     8,000    7,330,000
   Total .................................             26,681,050


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA - 0.97%
 City of Victoria, Minnesota, Private School
   Facility Revenue Bonds (Holy Family Catholic
   High School Project), Series 1999A,
   5.85%, 9-1-24 .........................   $ 3,200 $  2,896,000
 City of Coon Rapids, Minnesota, Multifamily
   Housing Revenue Bonds (Wedum Redwood
   Terrace, LLC Project), Series 1999A,
   6.375%, 11-1-29 .......................     1,450    1,337,625
   Total .................................              4,233,625

MISSOURI - 4.32%
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-16 ..........................     2,965    3,065,069
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project), Series 1998,
   6.25%, 4-1-30 .........................     1,750    1,557,500
 The Industrial Development Authority of the
   City of Bridgeton, Missouri, Senior Housing
   Revenue Bonds (The Sarah Community Project),
   Series 1998,
   5.9%, 5-1-28 ..........................     4,600    3,743,250
 Missouri Housing Development Commission,
   Multifamily Housing Revenue Bonds (The Mansion
   Apartments Phase II Project), Series 1999,
   6.17%, 10-1-32 ........................     3,915    3,469,669
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-14 ........................     2,000    2,122,500
 The Industrial Development Authority of
   St. Joseph, Missouri, Multifamily Housing
   Revenue Bonds (Hillcrest Village Apartments
   Project), Series 1998A,
   6.375%, 9-1-28 ........................     2,250    1,999,687
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-13 ........................     1,500    1,576,875


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-14 .........................    $  900 $    936,918
 Tax Increment Financing Commission of Kansas City,
   Missouri, Tax Increment Refunding and Improvement
   Revenue Bonds (Briarcliff West Project),
   Series 1999,
   6.0%, 8-1-21 ..........................       500      456,250
   Total .................................             18,927,718

NEVADA - 0.60%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-06 .........................     2,640    2,613,600

NEW HAMPSHIRE - 2.51%
 State of New Hampshire, Turnpike System Revenue
   Bonds, 1994 Series C, Linked Select Auction
   Variable Rate Securities (SAVRS) and Residual
   Interest Bonds (RIBS),
   5.23%, 2-1-24 .........................    11,200   10,094,000
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-13 ..........................     1,390      880,913
   Total .................................             10,974,913

NEW JERSEY - 2.02%
 New Jersey Economic Development Authority:
   First Mortgage Revenue Fixed Rate Bonds
   (Winchester Gardens at Ward Homestead
   Project), Series 1996A,
   8.625%, 11-1-25 .......................     3,000    3,191,250
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth),
   Series 1998A:
   6.375%, 4-1-18 ........................     2,385    2,325,375
   0.0%, 4-1-11 ..........................     1,740      813,450
   Senior Mortgage Revenue and Revenue Refunding
   Bonds (Arbor Glen of Bridgewater Project),
   Series 1998A,
   6.0%, 5-15-28 .........................     3,250    2,502,500
   Total .................................              8,832,575


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK - 2.55%
 New York City Municipal Water Finance Authority,
   Water and Sewer System Revenue Bonds, Inverse
   Rate Securities, Fiscal 1994 Series E,
   Newly Linked Bonds,
   5.21%, 6-15-12 ........................    $5,500  $ 5,527,500
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-24 ........................     4,035    4,166,138
 Suffolk County Industrial Development Agency,
   Continuing Care Retirement Community, First
   Mortgage Fixed Rate Revenue Bonds
   (Jefferson's Ferry Project - Series 1999A),
   7.2%, 11-1-19 .........................     1,500    1,479,375
   Total..................................             11,173,013

NORTH CAROLINA - 1.01%
 City of Charlotte, North Carolina, Charlotte/
   Douglas International Airport, Special
   Facility Refunding Revenue Bonds, Series 1998
   (US Airways, Inc. Project),
   5.6%, 7-1-27 ..........................     3,075    2,348,531
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-29 ..........................     2,205    2,061,675
   Total .................................              4,410,206

NORTH DAKOTA - 0.69%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-34 ........................     2,000    1,672,500
   6.375%, 12-1-34 .......................     1,500    1,370,625
   Total .................................              3,043,125

OHIO - 1.99%
 Ohio Water Development Authority, State of
   Ohio, Solid Waste Disposal Revenue Bonds
   (Bay Shore Power Project), Tax-Exempt
   Series 1998 A,
   5.875%, 9-1-20 ........................     6,000    4,995,000
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-29 .......................     4,000    3,715,000
   Total .................................              8,710,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000
                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
OKLAHOMA - 2.97%
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-19 ........................   $ 2,685 $  2,812,537
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-19 .........................     2,575    2,584,656
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-16 ........................       905      916,865
   10.125%, 9-1-06 .......................       430      435,672
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-16 (B) ....................     1,230      713,400
   10.125%, 9-1-06 (B) ...................       525      304,500
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-20 .........................     2,025    2,073,094
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-08 ..........................     1,600    1,680,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-19 .........................     1,415    1,475,138
   Total .................................             12,995,862

OREGON - 1.75%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds, Series
   1994 (Merle West Medical Center Project),
   7.1%, 9-1-24 ..........................     3,500    3,552,500
 City of Klamath Falls, Oregon, Tax-Exempt
   Senior Lien Electric Revenue Refunding
   Bonds (Klamath Cogeneration Project),
   Series 1999,
   6.0%, 1-1-25 ..........................     3,000    2,617,500
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   6.27%, 6-1-21 (B) .....................     3,000    1,500,000
   Total .................................              7,670,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 6.01%
 Monroeville Hospital Authority:
   Hospital Revenue Bonds, Series of 1992
   (Forbes Health System),
   7.0%, 10-1-13 .........................   $ 3,630 $  3,412,200
   Hospital Revenue Refunding Bonds, Series of
   1995 (Forbes Health System),
   6.25%, 10-1-15 ........................     2,110    1,978,125
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds, Series 1994,
   (Riddle Village Project),
   8.25%, 6-1-22 .........................     4,000    4,620,000
 Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania),
   Revenue Bonds (Allegheny General Hospital),
   1991 Series A,
   7.125%, 9-1-07 ........................     3,670    3,527,788
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-27..........................     3,500    3,351,250
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-16 ........................     3,350    3,270,437
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-14 .......................     2,865    2,793,375
 Susquehanna Area Regional Airport Authority,
   Airport Facilities Revenue Bonds (Aero
   Harrisburg, LLC Project), Series 1999,
   5.5%, 1-1-24 ..........................     2,000    1,705,000
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-13 .........................     1,665    1,675,406
   Total .................................             26,333,581

RHODE ISLAND - 0.47%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-16 .........................     2,000    2,060,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA - 3.18%
 South Carolina Jobs - Economic Development Authority,
   Solid Waste Recycling Facilities Revenue Bonds
   (Santee River Rubber Project):
   Tax-Exempt Series 1998A,
   8.0%, 12-1-14 .........................   $ 4,000 $  3,710,000
   Tax-Exempt Series 1998B,
   9.0%, 12-1-11 .........................     2,460    2,383,125
 Connector 2000 Association, Inc., Toll Road
   Revenue Bonds (Southern Connector Project,
   Greenville, South Carolina):
   Senior Capital Appreciation Bonds, Series 1998B:
   0.0%, 1-1-35 ..........................    17,000    1,211,250
   0.0%, 1-1-36 ..........................    11,000      728,750
   Senior Current Interest Bonds, Series 1998A,
   5.25%, 1-1-23 .........................     2,000    1,515,000
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-18 ..........................     2,530    2,267,513
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-21 .........................     2,000    2,092,500
   Total .................................             13,908,138

SOUTH DAKOTA - 0.46%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-13 .........................     2,000    1,997,500

TENNESSEE - 0.78%
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-12 ........................     2,000    2,017,500
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-16 ..........................     1,400    1,414,000
   Total .................................              3,431,500


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS - 5.80%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   Series 1991 (American Airlines, Inc. Project),
   7.0%, 12-1-11 .........................   $ 4,700 $  5,034,875
   Series 1996 (Federal Express Corporation Project),
   6.375%, 4-1-21 ........................     4,000    3,925,000
 Lubbock Health Facilities Development Corporation,
   Fixed Rate First Mortgage Revenue Bonds
   (Carillon, Inc. Project), Series 1999A,
   6.5%, 7-1-19 ..........................     6,000    5,340,000
 North Central Texas Health Facilities Development
   Corporation, Retirement Facility Revenue Bonds
   (Northwest Senior Housing Corporation -
   Edgemere Project), Series 1999A, Fixed
   Rate Bonds,
   7.5%, 11-15-29 ........................     3,000    2,857,500
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-10 .........................     2,625    2,542,969
 City of Houston, Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-20 ........................     2,305    2,181,106
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-17 .......................     2,000    1,817,500
 Gulf Coast Waste Disposal Authority, Waste
   Disposal Revenue Bonds (Valero Energy
   Corporation Project), Series 1999,
   5.7%, 4-1-32 ..........................     2,000    1,690,000
   Total .................................             25,388,950

UTAH - 4.21%
 Tooele County, Utah, Hazardous Waste
   Treatment Revenue Bonds (Union Pacific
   Corporation/USPCI, Inc. Project),
   Series A,
   5.7%, 11-1-26 .........................    17,000   14,790,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH (Continued)
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-27 ........................   $ 2,440 $  2,327,150
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds (Sunnyside Cogeneration
   Project and Sunnyside Generation, LLC):
   Series 1999A,
   7.1%, 8-15-23 .........................     1,270    1,270,000
   Series 1999B,
   0.0%, 8-15-24 .........................       390       64,350
   Total .................................             18,451,500

VIRGINIA - 2.97%
 Peninsula Ports Authority of Virginia,
   Port Facility Refunding Revenue Bonds
   (Zeigler Coal Project), Series 1997 (Non-AMT),
   6.9%, 5-2-22 ..........................     5,000    4,350,000
 Norfolk Redevelopment and Housing Authority
   Multifamily Rental Housing Facility Revenue
   Bonds, Series 1996 (1016 Limited Partnership -
   Sussex Apartments Project),
   8.0%, 9-1-26 ..........................     3,495    3,333,356
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-36 .........................     3,000    2,835,000
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-18 .........................     9,000    2,497,500
   Total .................................             13,015,856


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON - 1.07%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-16 ........................   $ 3,790 $  3,439,425
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,142    1,267,620
   Total .................................              4,707,045

WEST VIRGINIA - 0.36%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-25 .........................     1,500    1,554,375

WISCONSIN - 2.30%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-25 .........................     4,480    4,664,800
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-15 ........................     3,400    3,553,000
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-21 .......................     1,910    1,859,863
   Total .................................             10,077,663

TOTAL MUNICIPAL BONDS - 90.13%                       $394,779,339
 (Cost: $418,214,475)

TOTAL SHORT-TERM SECURITIES - 8.13%                  $ 35,618,734
 (Cost: $35,618,734)

TOTAL INVESTMENT SECURITIES - 98.26%                 $430,398,073
 (Cost: $453,833,209)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.74%       7,623,054

NET ASSETS - 100.00%                                 $438,021,127


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 2000


Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
(In Thousands, Except for Per Share and Share Amounts)

Assets
 Investment securities - at value
   (Notes 1 and 3) .................................     $430,398
 Cash  .............................................          210
 Receivables:
   Interest ........................................        7,724
   Investment securities sold.......................        2,667
   Fund shares sold.................................           86
 Prepaid insurance premium  ........................            9
 Other  ............................................           55
                                                         --------
    Total assets  ..................................      441,149
                                                         --------
Liabilities
 Payable to Fund shareholders  .....................        2,688
 Dividends payable  ................................          287
 Accrued service fee (Note 2)  .....................           87
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           51
 Accrued management fee (Note 2)  ..................            6
 Accrued accounting services fee (Note 2)  .........            5
 Accrued distribution fee (Note 2)  ................            4
                                                         --------
    Total liabilities  .............................        3,128
                                                         --------
      Total net assets .............................     $438,021
                                                         ========
Net Assets
 $1.00 par value capital stock
   Capital stock ...................................     $ 88,755
   Additional paid-in capital ......................      375,285
 Accumulated undistributed loss:
   Accumulated undistributed net realized
    loss on investments  ...........................      (2,471)
   Distribution in excess of net realized
    loss on investment transactions  ...............         (113)
   Net unrealized depreciation in value of
    investments  ...................................      (23,435)
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $438,021
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.94
 Class B ...........................................        $4.94
 Class C ...........................................        $4.94
 Class Y  ..........................................        $4.94
Capital shares outstanding
 Class A  ..........................................   88,551,885
 Class B ...........................................      135,456
 Class C ...........................................       67,037
 Class Y  ..........................................          390
Capital shares authorized ..........................  300,000,000
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 2000
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............     $ 16,413
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        1,234
   Service fee:
    Class A ........................................          541
    Class B ........................................            1
    Class C ........................................            -*
   Transfer agency and dividend disbursing:
    Class A ........................................          255
    Class B ........................................            1
    Class C ........................................            -*
   Accounting services fee .........................           30
   Distribution fee:
    Class A ........................................           18
    Class B ........................................            1
    Class C ........................................            1
   Legal fees.......................................           18
   Custodian fees ..................................           11
   Audit fees ......................................           10
   Other ...........................................          107
                                                         --------
    Total expenses  ................................        2,228
                                                         --------
      Net investment income ........................       14,185
                                                         --------
Realized and Unrealized Loss on Investments
 (Notes 1 and 3)
 Realized net loss on investments  .................       (2,229)
 Unrealized depreciation in value of
   investments during the period ...................      (22,055)
                                                         --------
   Net loss on investments .........................      (24,284)
                                                         --------
    Net decrease in net assets resulting
      from operations ..............................     $(10,099)
                                                         ========

*Not shown due to rounding.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(In Thousands)

                                         For the six  For the fiscal
                                        months ended     year ended
                                          March 31,    September 30,
                                            2000             1999
 Decrease in Net Assets                 ------------  --------------
 Operations:
   Net investment income ...............     $14,185      $29,398
   Realized net gain (loss) on
    investments  .......................      (2,229)         721
   Unrealized depreciation .............     (22,055)     (37,310)
                                            --------     --------
    Net decrease in net assets
      resulting from operations ........     (10,099)      (7,191)
                                            --------     --------
 Distributions to shareholders (Note 1D):*
   From net investment income:
    Class A  ...........................     (14,170)     (29,398)
    Class B  ...........................          (8)         ---
    Class C  ...........................          (7)         ---
    Class Y  ...........................         ---**        ---**
   From realized net gains on investment
    transactions:
    Class A  ...........................        (222)     (12,257)
    Class B  ...........................          (1)         ---
    Class C  ...........................         ---**        ---
    Class Y  ...........................         ---**        ---**
   In excess of realized capital gains:
    Class A  ...........................        (113)         (19)
    Class B  ...........................         ---**        ---
    Class C  ...........................         ---**        ---
    Class Y  ...........................         ---**        ---**
                                            --------     --------
                                             (14,521)     (41,674)
                                            --------     --------
 Capital share transactions
   (Note 5) ............................     (47,226)      36,537
                                            --------     --------
       Total decrease  .................     (71,846)     (12,328)
Net Assets
 Beginning of period  ..................     509,867      522,195
                                            --------     --------
 End of period  ........................     438,021     $509,867
                                            ========     ========
   Undistributed net investment income .        $---         $---
                                                ====         ====

 *See "Financial Highlights" on pages 27 - 30.
**Not shown due to rounding.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/00    1999   1998    1997   1996    1995
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.19   $5.69  $5.55   $5.31  $5.27   $5.12
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........   0.15    0.31   0.32    0.34   0.34    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.25)  (0.37)  0.21    0.25   0.04    0.17
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.10)  (0.06)  0.53    0.59   0.38    0.52
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income  (0.15)  (0.31) (0.32)  (0.34) (0.34)  (0.35)
 From capital gains   (0.00)* (0.13) (0.07)  (0.01) (0.00)  (0.00)
 In excess of capital
   gains ...........  (0.00)* (0.00)*(0.00)  (0.00) (0.00)  (0.02)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.15)  (0.44) (0.39)  (0.35) (0.34)  (0.37)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $4.94   $5.19  $5.69   $5.55  $5.31   $5.27
                      =====   =====  =====   =====  =====   =====
Total return** .....  -1.82%  -1.22%  9.88%  11.45%  7.40%  10.63%
Net assets, end
 of period (in
 millions) .........   $437    $510   $522    $474   $400    $383
Ratio of expenses to
 average net
 assets  ...........   0.95%*** 0.87% 0.82%   0.78%  0.81%   0.76%
Ratio of net investment
 income to average
 net assets  .......   6.03%***5.59%  5.72%   6.19%  6.41%   6.75%
Portfolio turnover
 rate  .............  10.60%  26.83% 35.16%  19.47% 26.91%  19.07%

     *Not shown due to rounding.
    **Total return calculated without taking into account the sales load deducted on an initial purchase.
   ***Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/5/99*
                            through
                            3/31/00
                            -------
Net asset value,
 beginning of period          $5.16
                              ----
Income from investment
 operations:
 Net investment income         0.12
 Net realized and
   unrealized loss
   on investments ..          (0.22)
                              ----
Total from investment
 operations  .......          (0.10)
                              ----
Less distributions:
 Declared from net
   investment income          (0.12)
 From capital gains           (0.00)**
 In excess of capital
   gains ...........          (0.00)**
                              ----
Total distributions           (0.12)
                              ----
Net asset value,
 end of period  ....          $4.94
                              ====
Total return .......          -1.88%
Net assets, end of
 period (in millions)            $1
Ratio of expenses to
 average net assets            1.96%***
Ratio of net investment
 income to average
 net assets  .......           5.10%***
Portfolio turnover
 rate  .............          10.60%****

    *Commencement of operations.
   **Not shown due to rounding.
  ***Annualized.
  ****For the six months ended March 31, 2000.


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                            For the
                             period
                               from
                           10/8/99*
                            through
                            3/31/00
                            -------
Net asset value,
 beginning of period         $5.16
                              ----
Income from investment
 operations:
 Net investment income        0.12
 Net realized and
   unrealized loss
   on investments ..         (0.22)
                              ----
Total from investment
 operations  .......         (0.10)
                              ----
Less distributions:
 Declared from net
   investment income         (0.12)
 From capital gains          (0.00)**
 In excess of capital
   gains ...........         (0.00)**
                              ----
Total distributions          (0.12)
                              ----
Net asset value,
 end of period  ....         $4.94
                              ====
Total return .......         -1.91%
Net assets, end of
 period (000 omitted)         $331
Ratio of expenses to
 average net assets           1.87%***
Ratio of net investment
 income to average
 net assets  .......          5.16%***
Portfolio turnover
 rate  .............         10.60%****

    *Commencement of operations.
   **Not shown due to rounding.
  ***Annualized.
  ****For the six months ended March 31, 2000.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                   For the        For the
                    For the         period         period
                        six           from           from
                     months        12/30/98*      7/1/98*
                      ended             to             to
                    3/31/00        9/30/99        8/25/98
                    -------        -------        -------
Net asset value,
 beginning of
 period  ...........  $5.19          $5.65          $5.64
                      -----          -----          -----
Income from investment
 operations:
 Net investment
   income...........   0.15           0.24           0.05
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.25)         (0.33)          0.01
                      -----          -----          -----
Total from investment
 operations  .......  (0.10)         (0.09)          0.06
                      -----          -----          -----
Less distributions:
 Declared from net
   investment income  (0.15)         (0.24)         (0.05)
 From capital gains   (0.00)**       (0.13)         (0.00)
 In excess of capital
   gains ...........  (0.00)**       (0.00)**       (0.00)
                      -----          -----          -----
Total distributions   (0.15)         (0.37)         (0.05)
                      -----          -----          -----
Net asset value, end
 of period  ........  $4.94          $5.19          $5.65
                      =====          =====          =====
Total return .......  -1.60%         -1.53%          1.07%
Net assets, end
 of period (000
 omitted) ..........  $2             $2             $0
Ratio of expenses to
 average net
 assets  ...........   0.94%***       0.80%***       0.61%***
Ratio of net investment
 income to average
 net assets  .......   5.94%***       5.68%***       5.99%***
Portfolio turnover
 rate  .............  10.60%         26.83%****     35.16%***
   *Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
  **Not shown due to rounding.
 ***Annualized.
****For the fiscal year ended September 30, 1999.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $160,235. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $111,885 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of Fund shares.

     With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the first calendar year of investment, 5%; the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1% and thereafter, 0%.

     If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed.

     The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 2000, W&R received $39 in deferred sales charges from Class C shares. No CDSC fees were received from Class B shares.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $8,561, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $46,894,270, while proceeds from maturities and sales aggregated $104,903,204. Purchases of short-term securities aggregated $527,030,041, while proceeds from maturities and sales aggregated $517,472,619. No U.S. Government securities were bought or sold during the period ended March 31, 2000.

     For Federal income tax purposes, cost of investments owned at March 31, 2000 was $453,946,016, resulting in net unrealized depreciation of $23,547,943, of which $6,238,798 related to appreciated securities and $29,786,741 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $720,801 during its fiscal year ended September 30, 1999, which has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2000          1999
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,392        12,672
 Class B .............          151           ---
 Class C .............           81           ---
 Class Y  ............          ---*          ---*
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        2,296         6,356
 Class B .............            1           ---
 Class C .............            1           ---
 Class Y  ............          ---*          ---*
Shares redeemed:
 Class A  ............      (16,441)      (12,423)
 Class B .............          (17)          ---
 Class C .............          (15)          ---
 Class Y  ............          ---           ---
                             ------        ------
Increase (decrease) in
 outstanding capital
 shares ..............       (9,551)        6,605
                             ======        ======
Value issued from sale
 of shares:
 Class A  ............      $21,753       $69,498
 Class B .............          746           ---
 Class C .............          409           ---
 Class Y  ............          ---*            2
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............       11,373        34,776
 Class B .............            7           ---
 Class C .............            7           ---
 Class Y  ............          ---*          ---*
Value redeemed:
 Class A  ............      (81,362)      (67,739)
 Class B .............          (82)          ---
 Class C .............          (77)          ---
 Class Y  ............           ---          ---
                           --------       -------
Increase (decrease) in
 outstanding capital       $(47,226)      $36,537
                           ========       =======

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2000, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of March 31, 2000, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Kansas City, Missouri
May 5, 2000

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The United Group of Mutual Funds

United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-00)

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